12. Investments	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Investments
12.	Investments

12.1.	Interest in subsidiaries and associates:

The details of the Company's subsidiaries at the end of each year are shown below:

			Direct and indirect equity interest - %
			2020	2019
	Companies
	Subsidiaries
CBD	Novasoc Comercial Ltda. (“Novasoc”)	Brazil	100.00	100.00
	Sendas Distribuidora S.A. (“Sendas”)	Brazil	-	100.00
	CBD Holland B.V. (“CBD Holland”)	Brazil	100.00	100.00
	GPA 2 Empreend. e Participações Ltda. (“GPA 2”)	Brazil	100.00	100.00
	GPA Logística e Transporte Ltda. (“GPA Logística”)	Brazil	100.00	100.00
	SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')	Brazil	100.00	100.00
	Stix Fidelidade e Inteligência S.A. ("Stix")(*)	Brazil	66.67	100.00
	James Intermediação S.A. ("James Delivery")	Brazil	100.00	100.00
	Cheftime Comércio de Refeições S/A ("Cheftime")	Brazil	79.57	79.57
	GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	Brazil	100.00	100.00
	BCafeterias e Lanchonetes Ltda. ("BCafeterias")(*)	Brazil	100.00	100.00
	Fronteira Serviços Imobiliários Ltda.("Fronteira")	Brazil	100.00	100.00
	Place2B Serviços Imobiliários Ltda.("Place2B")	Brazil	100.00	100.00
	Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	Luxembourg	100.00	100.00
	Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	Netherlands	100.00	100.00
Éxito	Almacenes Éxito S.A. ("Éxito")	Colombia	96.57	96.57
(Acquired on 11/27/2019)	Éxito Industrias S.A.S. ("Éxito Industrias")	Colombia	94.59	94.59
	Fideicomiso Lote Girardot	Colombia	96.57	96.57
	Éxito Viajes y Turismo S.A.S.	Colombia	49.25	49.25
	Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)	Colombia	96.57	96.57
	Transacciones Energéticas S.A.S	Colombia	96.57	96.57
	Marketplace Internacional Éxito y Servicios S.A.S. (MPI)	Colombia	96.57	96.57
	Logística, Transporte y Servicios Asociados S.A.S. (LTSA)	Colombia	96.57	96.57
	Depósitos y Soluciones Logísticas S.A.S.	Colombia	96.57	96.57
	Patrimonio Autónomo Iwana	Colombia	49.25	49.25
Patrimonio Autónomo Viva Malls	Colombia	49.25	49.25
Patrimonio Autónomo Viva Sincelejo	Colombia	25.12	25.12
Patrimonio Autónomo Viva Villavicencio	Colombia	25.12	25.12
Patrimonio Autónomo San Pedro Etapa I	Colombia	25.12	25.12
Patrimonio Autónomo Centro Comercial	Colombia	25.12	25.12
Patrimonio Autónomo Viva Laureles	Colombia	39.40	39.40
Patrimonio Autónomo Viva Palmas	Colombia	25.12	25.12
Patrimonio Autónomo Centro Comercial Viva	Colombia	44.33	44.33
Spice investment Mercosur	Uruguay	96.57	96.57
Larenco S.A.	Uruguay	96.57	96.57
Geant Inversiones S.A.	Uruguay	96.57	96.57
Lanin S.A.	Uruguay	96.57	96.57
5 Hermanos Ltda.	Uruguay	96.57	96.57
Sumelar S.A.	Uruguay	96.57	96.57
Raxwy Company S.A. (**)	Uruguay	-	96.57
Supermercados Disco del Uruguay S.A.(***)	Uruguay	60.35	60.35
Maostar S.A.	Uruguay	30.18	30.18
Ameluz S.A.	Uruguay	60.35	60.35
Fandale S.A.	Uruguay	60.35	60.35
Odaler S.A.	Uruguay	60.35	60.35
La Cabaña S.R.L.	Uruguay	60.35	60.35
Ludi S.A.	Uruguay	60.35	60.35
Semin S.A.	Uruguay	60.35	60.35
Randicor S.A.	Uruguay	60.35	60.35
Setara S.A.	Uruguay	60.35	60.35
Hiper Ahorro S.R.L.	Uruguay	60.35	60.35
Ciudad del Ferrol S.C.	Uruguay	59.14	59.14
Mablicor S.A.	Uruguay	30.78	30.78
Tipsel S.A.	Uruguay	96.57	96.57
Tedocan S.A.	Uruguay	96.57	96.57
Vía Artika S. A.	Uruguay	96.57	96.57
Group Disco del Uruguay S.A.	Uruguay	60.35	60.35
Devoto Hermanos S.A.	Uruguay	96.57	96.57
Mercados Devoto S.A.	Uruguay	96.57	96.57
Libertad S.A.	Argentina	96.57	96.57
Onper Investment 2015 S.L	Spain	96.57	96.57
Spice España de Valores Americanos S.L.	Spain	96.57	96.57
Marketplace Internacional Éxito S.L	Spain	96.57	96.57
Gelase S. A.	Belgium	96.57	96.57

(*) In 2020 the interest held in the company Stix Fidelidade was changed to 66.67%.

(**) On July 31, 2020 the company Raxwy Company was liquidated.

(***) Supermercados Disco del Uruguay S.A. is controlled through a Shareholders Agreement signed in April 2015, giving Éxito the 75% voting necessary. This agreement will expire in June 30th, 2021 and is currently under discussion.

The details of the Company's associates at the end of each year are shown below:

			Direct and indirect equity interest - %
			2020	2019
	Companies
	Subsidiaries
Cnova N.V.	Cnova N.V. (“Cnova Holanda”)	Netherlands	33.98	33.98
	Cdiscount Afrique SAS (“Cdiscount Afrique”)	France	33.98	33.98
	Cdiscount International BV (“Cdiscount Internacional”)	Netherlands	33.98	33.98
	Cnova France SAS (“Cnova France”)	France	33.98	33.98
	Cdiscount S.A. (“Cdiscount”)	France	33.87	33.87
	Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”)	Ivory Coast	33.98	33.98
	Cdiscount Sénégal SAS (“Cdiscount Sénégal”)	Senegal	33.98	33.98
	Cdiscount Cameroun SAS (“Cdiscount Cameroun”)	Cameroon	33.98	33.98
	CLatam AS Uruguay (“CLatam”)	Uruguay	23.79	23.79
	Cdiscount Panama S.A. (“Cdiscount Panama”)	Panama	23.79	23.79
	Cdiscount Uruguay S.A. (“Cdiscount Uruguay”)	Uruguay	23.79	23.79
	Ecdiscoc Comercializadora S.A. (Cdiscount Ecuador) (“Ecdiscoc Comercializadora”)	Ecuador	23.78	23.78
	Cnova Pay	France	33.98	33.98
	BeezUP SAS ("BezzUp")	France	33.98	33.98
	CARYA	France	33.87	33.87
	HALTAE	France	33.87	33.87
	C-Logistics	France	28.56	28.56
	NEOSYS	France	17.33	17.33
	Neotech Solutions	Morocco	17.33	17.33
	NEOSYS Tunisie	Tunisia	17.33	17.33
	C Chez Vous	France	28.56	28.56
	Phoenix	France	16.99	16.99
	C-Shield (*)	France	33.87	-
	C-Payment (*)	France	33.87	-
	MAAS (*)	France	33.87	-
FIC	Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	Brazil	17.88	35.76
	FIC Promotora de Vendas Ltda. (“FIC Promotora”)	Brazil	17.88	35.76
	Bellamar Empreend. e Participações Ltda. (“Bellamar”) (**)	Brazil	50	100
Éxito	Puntos Colombia S.A.S ("Puntos")	Colombia	48.29	48.29
	Compañia de Financiamento Tuya S.A. ("Tuya")	Colombia	48.29	48.29
	Cnova N.V (“Cnova Holanda”)	Netherlands	0.18	0.18

(*) In 2020 the interest of 33.87% in C-SHIELD, C-PAYMENT and MAAS was acquired by Cnova Group

(**) In 2020 the interest held in Bellamar changed to 50%, see note 1.1.

12.2.	Associates

Investments in associates are accounted for under the equity method when Group exercises significant influence, but not control, and (a) it is part of the shareholders’ agreement, appointing certain officers and having voting rights in certain relevant decisions; and (b) it has power to participate in the operational and financial decisions. The Group’s relevant associates are: i) FIC managed by Itaú Unibanco S.A. (“Itaú Unibanco”), ii) Cnova N.V. which holds mainly on e-commerce in France and (iii) Tuya, financial institution invested of Éxito

The summarized financial statements are as follows:

	FIC		Cnova N.V.		Tuya
	2020	2019	2020	2019	2020	2019

Current assets	6,738	7,085	4,224	3,271	4,728	3,943
Non-current assets	52	51	4,055	2,587	200	100
Total assets	6,790	7,136	8,279	5,858	4,928	4,043

Current liabilities	5,611	6,185	6,766	5,819	1,612	1,426
Non-current liabilities	22	20	2,806	867	2,578	2,146
Shareholders’ equity	1,157	931	(1,293)	(828)	738	471
Total liabilities and shareholders’ equity	6,790	7,136	8,279	5,858	4,928	4,043

	FIC			Cnova N.V.			Tuya
Statement of operations:	2020	2019	2018	2020	2019	2018	2020	2019

Revenues	989	1,207	969	13,117	9,689	9,370	615	698
Operating income	555	441	398	207	(24)	(73)	71	87
Net income for the year	329	263	218	(138)	(288)	(147)	37	(14)

In applying the equity method in FIC, the special goodwill reserve of R$122 recorded by FIC is deducted from its shareholders’ equity, since it represents Itaú Unibanco’s exclusive right. The investments in Tuya and Cnova N.V. including the goodwill acquired in the business combination with Éxito totaling R$71 and R$11, respectively.

12.3.	Breakdown of investments and rollfoward:
	FIC Note 1.1	BINV	Bellamar Note 1.1	Tuya	Puntos Colombia	Other	Total
Balances at 12.31.2018	203	-	-	-	-	(279)	(76)
Share of profit (loss) of associates – continuing operation	106	-	-	(7)	2	(99)	2
Share of profit of associates – discontinued operation	12	4	-	-	-	-	16
Dividends and interest on own capital - continuing operation	(20)	-	-	-	-	-	(20)
Dividends and interest on own capital - discontinued operation	(3)	-	-	-	-	-	(3)
Share of other comprehensive income	-	-	-	9	-	(8)	1
Investment acquisition	-	-	-	305		11	316
Assets held for sale and discontinued operations	(9)	(4)	-	-	-	-	(13)
Balances at 12.31.2019	289	-	-	307	2	(375)	223
Share of profit (loss) of associates – continuing operation	118	-	-	18	9	(47)	98
Dividends and interest on own capital - continuing operation	(37)	-	-	-	-	-	(37)
Share of other comprehensive income	-	-	-	79	1	(156)	(76)
Capital increase	-	-	-	52	-	-	52
Deconsolidation	(370)	-	-	-	-	-	(370)
Spin off – Sendas	-	-	196	-	-	-	196
Fair value adjustment	-	-	573	-	-	-	573
Balances at 12.31.2020	-	-	769	456	12	(578)	659

(*) Includes losses in the investment in associate Cnova N.V. of R$620 on December 31, 2020 (R$385 on December 31, 2019).

12.4.	Sale of investment in Via Varejo:

In June 2019, the Company concluded the sale of its subsidiary Via Varejo, through an auction held at B3 SA - Brasil, Bolsa, Balcão, at a price of R$4.90 Reais per share, totaling R$2,300. The sale of Via Varejo resulted in the recognition of a gain on sale of R$398, net of the effect of income taxes of R$199 (see note 21) and related costs. Such gain was presented in the results of discontinued operations (see note 34).

There are certain agreements between the Company and Via Varejo that were signed when it was part of the Group, and a related party, being the more significant: i) Corporate collaterals granted by the Company to guarantee obligations in operational agreements under responsibility of Via Varejo, with maturities and performance terms to be met by that company over time, in the amount up to R$ 2 billion. The collaterals are not past due, neither being executed against the Company. Management has already taken the necessary legal steps, according to the previous agreements, to extinguish all the guarantees and has reached an agreement with Via Varejo for replacement of the most significant guarantees, which are no longer in effect as of the date of these consolidated financial statements; ii) Operational agreement regulating the use of GPA brands by Via Varejo, which term will expire on October 21, 2021, iii) Equity interest held, respectively, by GPA, Via Varejo and Itaú Unibanco in Financeira Itaú CBD S.A.(“FIC”), and iv) Hold harmless clauses in the Shareholders´ Agreements signed in 2010, in the occasion of the merger between Globex and Casas Bahia, in relation to previously existing contingencies. Management has been accruing for the probable losses as disclosed in Note 22.6, as well as recording rights related to periods before the signature of the Shareholders´ Agreement. Referred reciprocal guarantees´ obligations will continue as long as the processes covered by such agreement have not ended.